BANK BORROWINGS - Repayment Schedule (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024
BANK BORROWINGS
Borrowings	₺ 596,550	₺ 2,202,507
Bank borrowings
BANK BORROWINGS
Borrowings	596,550	1,049,058
Bank borrowings | To be paid within 1 year
BANK BORROWINGS
Borrowings	₺ 596,550	₺ 1,049,058